FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments
Schedule of disclosure of financial instruments

	December 31, 2023	December 31, 2022
	$	$
Assets:
Measured at amortized cost (i)	7,625	4,277
Liabilities:
Amortized cost (ii)	47,663	14,108
Fair value through P&L (iii)	159	—

(i)	Cash and cash equivalents, and trade and other receivables

(ii)	Accounts payable and accrued liabilities, current loans, and lease obligations.

(iii)	Embedded derivatives related to convertible debt (only financial instrument carried at fair value)

Schedule of accounts receivable

	December 31, 2023	December 31, 2022
	$	$
Current, including holdbacks	1,487	911
Past due amounts but not impaired:
1-60 days	598	105
Greater than 60 days	3,514	1,639
Less: Allowance for doubtful accounts	—	—
Total accounts receivables, net	5,599	2,655

Schedule of disclosure of financial liabilities

	Carrying Amount	Contractual Cash Flows	Within 1 year	1 to 2 years	2 to 3 years	3 to 6 years
	$	$	$	$	$	$
At December 31, 2023
Accounts payable	10,162	(10,162)	(10,162)	—	—	—
Convertible debt	2,658	(3,024)	(3,024)
Current debt facilities	8,499	(9,034)	(9,034)	—	—	—
Credit facility	15,926	(15,926)	(15,926)
Other long-term liabilities	10,577	(14,337)	(2,238)	(2,570)	(2,561)	(6,968)

Total	47,822	(52,483)	(40,384)	(2,570)	(2,561)	(6,968)

Schedule of quantitative data of currency risk exposure

		2023
		$
Net Canadian dollar monetary asset (liability)	CAD thousands	(14,915)
Net US dollar monetary asset (liability)	USD thousands	(33)